Inventories, net (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consisted of the following:
(in thousands)	December 31, 2021	December 31, 2020
Finished goods	$8,950	$1,686
Allowance for slow-moving and obsolete inventory	(90)	—
Total	$8,860	$1,686

Schedule of Activity in Slow-moving and Obsolete Inventory
Activity in the allowance for slow-moving and obsolete inventory for each period was as follows:
	Year ended December 31,
(in thousands)	2021	2020	2019
Balance at beginning of period	$—	$—	$—
Additions charged to earnings	90	—	—
Write-offs of obsolete inventory	—	—	—
Balance at end of period	$90	$—	$—